Revenues - Schedule of Revenues are Disaggregated by Major Products/Service Lines (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	¥ 273,333,957	¥ 205,481,904	¥ 179,586,066
Online consumer product sales [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	14,930,462	30,811,746	67,016,645
Offline consumer product sales [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	258,276,242	173,783,356	109,403,748
Revenues from collaborative arrangements [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues			1,867,042
Advertising [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	127,253	886,802	870,580
Experience Stores [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues			¥ 428,051